Notes to the Consolidated Statements of Financial Position - Summary of Other Current Financial Liabilities (Detail) - EUR (€) € in Millions	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Other Current Financial Liabilities [Abstract]
Liabilities to related parties		€ 1.3
Liabilities to financial institutions	€ 1.3	10.0
Lease liabilities	11.0	7.9
Derivative financial instruments		0.8
Other	15.4	8.3
Total	€ 27.7	€ 28.2	€ 0.0	€ 7.3